REVENUES - Schedule of Changes in Advances from Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 1,563	$ 727
New performance obligations	1,677	893
Reclassification to revenue as a result of satisfying performance obligation	(917)	(57)
Balance, end of the period	$ 2,323	$ 1,563